EMPLOYEE BENEFIT PLANS (Details) (CNY) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
EMPLOYEE BENEFIT PLANS
Total contributions for employee benefits	39.1	55.5	45.1
Amounts accrued and included in salaries, commissions and welfare payable	1.3	10.4	8.0